Label	Element	Value
Osterweis Strategic Investment Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000811030_SupplementTextBlock
Osterweis Strategic Investment Fund

Supplement dated July 15, 2015 to

Prospectus dated June 30, 2015, as supplemented

Effective immediately, the following paragraph replaces the first paragraph on page 9 of the Prospectus:

Risk/Return [Heading]	rr_RiskReturnHeading	Osterweis Strategic Investment Fund
Strategy [Heading]	rr_StrategyHeading	Fixed Income Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
In selecting fixed income investments, the Adviser takes a strategic approach and may invest in a wide array of fixed income securities of various credit qualities and maturities. The Adviser seeks to control risk through rigorous credit analysis, economic analysis, interest rate forecasts and sector trend review, and is not constrained by any particular duration or credit quality targets. The Fund’s fixed income investments may include, but are not limited to, U.S. Federal and Agency obligations, investment grade corporate debt, domestic high yield debt or “junk bonds” (higher-risk, lower-rated fixed income securities such as those rated lower than BBB- by S&P or lower than Baa3 by Moody’s), floating-rate debt, convertible debt, collateralized debt, municipal debt, foreign debt (including emerging markets) and/or depositary receipts and preferred stock. The Fund’s allocation among various fixed income securities is based on the portfolio managers’ assessment of opportunities for total return relative to the risk of each type of investment, but generally there is no limit on any type of fixed income security, meaning that the Fund could have up to 75% of its net assets invested in junk bonds, for instance. The Fund may at times be invested in fixed income securities of varying maturities (e.g., long-term, intermediate or short-term) and credit qualities (e.g., investment grade or non-investment grade), while at other times the Fund may emphasize one particular maturity or credit quality.

Please retain this Supplement with the Prospectus.